NET LOSS PER SHARE - Computation of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss attributable to ordinary shareholders	$ (133,969)	$ (274,121)	$ (124,812)
Denominator:
Weighted average number of ordinary shares outstanding, basic	379,914,317	114,318,765	89,100,415
Weighted average number of ordinary shares outstanding, diluted	379,914,317	114,318,765	89,100,415
Net loss per share and per ADS, basic	$ (0.35)	$ (2.4)	$ (1.4)
Net loss per share and per ADS, diluted	$ (0.35)	$ (2.4)	$ (1.4)